Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Fixed Assets, Net [Abstract]
Schedule Of Net Fixed Assets

	December 31
	2012	2011
Machinery and equipment	36,424	34,678
Leasehold improvements	8,558	8,149
Motor vehicles	102	99
Office furniture and equipment	1,530	1,481

Fixed assets	46,614	44,407

Accumulated depreciation	(37,539)	(36,661)

Fixed assets less accumulated depreciation	9,075	7,746